Intangible Assets - Significant Intangible Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Useful Lives of Intangible Assets Other Than Goodwill
Total significant intangible assets	€ 2,485	€ 2,786
Customer relationships. | Ariba
Useful Lives of Intangible Assets Other Than Goodwill
Total significant intangible assets	€ 140	174
Customer relationships. | Ariba | Lowest
Useful Lives of Intangible Assets Other Than Goodwill
Remaining Useful Life (in years)	3 years
Customer relationships. | Ariba | Highest
Useful Lives of Intangible Assets Other Than Goodwill
Remaining Useful Life (in years)	5 years
Customer relationships. | Concur
Useful Lives of Intangible Assets Other Than Goodwill
Total significant intangible assets	€ 704	755
Customer relationships. | Concur | Lowest
Useful Lives of Intangible Assets Other Than Goodwill
Remaining Useful Life (in years)	8 years
Customer relationships. | Concur | Highest
Useful Lives of Intangible Assets Other Than Goodwill
Remaining Useful Life (in years)	12 years
Customer relationships. | Callidus
Useful Lives of Intangible Assets Other Than Goodwill
Total significant intangible assets	€ 181	241
Customer relationships. | Callidus | Lowest
Useful Lives of Intangible Assets Other Than Goodwill
Remaining Useful Life (in years)	6 years
Customer relationships. | Callidus | Highest
Useful Lives of Intangible Assets Other Than Goodwill
Remaining Useful Life (in years)	10 years
Customer relationships. | Qualtrics
Useful Lives of Intangible Assets Other Than Goodwill
Total significant intangible assets	€ 937	983
Customer relationships. | Qualtrics | Lowest
Useful Lives of Intangible Assets Other Than Goodwill
Remaining Useful Life (in years)	10 years
Customer relationships. | Qualtrics | Highest
Useful Lives of Intangible Assets Other Than Goodwill
Remaining Useful Life (in years)	15 years
Customer relationships. | Emarsys
Useful Lives of Intangible Assets Other Than Goodwill
Total significant intangible assets	€ 145	163
Customer relationships. | Emarsys | Lowest
Useful Lives of Intangible Assets Other Than Goodwill
Remaining Useful Life (in years)	5 years
Customer relationships. | Emarsys | Highest
Useful Lives of Intangible Assets Other Than Goodwill
Remaining Useful Life (in years)	12 years
Customer relationships. | Signavio
Useful Lives of Intangible Assets Other Than Goodwill
Total significant intangible assets	€ 183	184
Remaining Useful Life (in years)	14 years
Acquired technologies | Qualtrics
Useful Lives of Intangible Assets Other Than Goodwill
Total significant intangible assets	€ 195	€ 286
Remaining Useful Life (in years)	3 years